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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2011

If amended report check here:          [ ]

This Amendment (check only one):       [ ]   is a restatement

                                       [ ]   adds new holding entries

Eric A. Brock
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Name of Institutional Investment Manager

Business Address     One Post Office Square, 40th Floor     Boston, MA     02109
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13F File Number: 028-12501

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Eric A. Brock          Individually               617-204-3400
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             Name                  Title                      Phone

Signature, Place and Date of Signing:

/s/  Eric  A.  Brock
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One  Post  Office  Square
Boston,  MA  02109
8/15/2011

Report  Type:

[ ]     13F  HOLDINGS  REPORT.
[X]     13F  NOTICE.
[ ]     13F  COMBINATION  REPORT.

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                             FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

Form 13F File Number:     Name:
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028-10679                 Clough Capital Partners, L.P.